CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT ASSETS
Property, plant and equipment	$ 145,724	$ 113,091
Advance payments for property, plant and equipment	2,168	224
Right-of-use assets	7,186	8,009
Time deposits	4,705
Intangible assets	4,684	2,852
Other non-current assets	5,148	3,973
Total non-current assets	169,615	128,149
CURRENT ASSETS
Inventories	1,749	1,800
Trade receivables, net	50,410	74,978
Prepayments, other receivables and other assets	12,754	10,007
Financial assets measured at amortized cost	29,937
Pledged deposits	1,444	384
Time deposits	163,520	50,000
Cash and cash equivalents	688,938	455,689
Total current assets	948,752	592,858
Total assets	1,118,367	721,007
CURRENT LIABILITIES
Trade and notes payables	7,043	5,238
Other payables and accruals	123,464	99,168
Government grants	304	283
Lease liabilities	911	1,464
Warrant liability	87,900
Contract liabilities	60,644	55,014
Total current liabilities	280,266	161,167
NON-CURRENT LIABILITIES
Interest-bearing loans and borrowings	120,462
Contract liabilities	242,578	275,071
Lease liabilities	1,593	1,909
Government grants	1,866	2,051
Other non-current liabilities	396	554
Total non-current liabilities	366,895	279,585
Total liabilities	647,161	440,752
EQUITY
Share capital	31	27
Reserves	471,175	280,228
Total ordinary shareholders’ equity	471,206	280,255
Total equity	471,206	280,255
Total liabilities and equity	$ 1,118,367	$ 721,007